Equity (Summary of Classes of Share Capital - Preferred Shares Terms and Conditions) (Parenthetical) (Details) shares in Millions	12 Months Ended
	Oct. 31, 2025 $ / shares shares	Oct. 31, 2025 $ / shares shares	Oct. 31, 2024 shares
Disclosure of classes of share capital [line items]
Number of shares | shares	1,689	1,689	1,750
Preferred shares redemption period per cycle after the optional date	5 years	5 years
Preferred shares period per cycle when floating preferred shares are eligible for conversion into fixed preferred shares	5 years	5 years
Floating Rate Preferred Shares [Member] | Ninety Day Government Of Canada Treasury Bill Yield [Member]
Disclosure of classes of share capital [line items]
Dividend rate for quarterly period	90 days	90 days
Rate reset preferred shares series 1 [Member]
Disclosure of classes of share capital [line items]
Annual yield	4.97%	4.97%
Rate reset preferred shares series 26 [Member]
Disclosure of classes of share capital [line items]
Note issued price per share	$ 1,000
Rate reset preferred shares series 29 [Member]
Disclosure of classes of share capital [line items]
Note issued price per share	$ 1,000
Rate reset preferred shares series 30 [Member]
Disclosure of classes of share capital [line items]
Note issued price per share		$ 1,000
Rate reset preferred shares series 18 [Member]
Disclosure of classes of share capital [line items]
Annual yield	5.747%	5.747%
Rate Reset Preferred Shares [Member] | Floating Rate Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Next redemption/conversion date, period	5 years	5 years
NVCC Perpetual Subordinated Capital Notes [Member]
Disclosure of classes of share capital [line items]
Period after which the interest rate will be reset	5 years	5 years
Issued capital [member] | Rate Reset Preferred Shares [Member] | Floating Rate Preferred Shares [Member] | Five Year Government Of Canada [Member]
Disclosure of classes of share capital [line items]
Next redemption/conversion date, period	5 years	5 years
Issued capital [member] | Limited Recourse Capital Notes Series One [Member] | Five Year Government Of Canada [Member]
Disclosure of classes of share capital [line items]
Period after which the interest rate will be reset	5 years	5 years
Issued capital [member] | Limited Recourse Capital Notes Series Two [Member] | Five Year Government Of Canada [Member]
Disclosure of classes of share capital [line items]
Period after which the interest rate will be reset	5 years	5 years
Issued capital [member] | NVCC Series Three [Member] | Five Year US Treasury Yield [Member]
Disclosure of classes of share capital [line items]
Period after which the interest rate will be reset	5 years	5 years